Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 366,806	$ 92,951	$ 89,979
Short-term investments	20,922
Accounts receivable (net of allowance for doubtful accounts of $1,100, $2,672 and $4,022 at December 31, 2009 and 2010, and September 30, 2011, respectively)	74,652	58,263	24,324
Deferred commissions	8,412	8,684	2,961
Prepaid expenses and other current assets	12,356	5,767	2,199
Income tax receivable	3,154	3,090
Deferred income taxes	3,451	3,451	1,695
Total current assets	489,753	172,206	121,158
Property and equipment, net	105,070	56,743	25,730
Goodwill	1,564
Intangible assets, net	3,769	5,232	297
Other assets	4,912	4,007	1,374
TOTAL ASSETS	605,068	238,188	148,559
LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Accounts payable	7,900	2,064	4,919
Accrued liabilities	61,142	38,003	18,352
Deferred revenue	114,127	64,985	25,450
Income tax payable	752	420	552
Total current liabilities	183,921	105,472	49,273
LONG TERM LIABILITIES	2,015	1,861	528
DEFERRED TAX LIABILITIES	14,259	6,625	1,695
Total liabilities	200,195	113,958	51,496
COMMITMENTS AND CONTINGENCIES (Note 11)
STOCKHOLDERS' EQUITY:
Additional paid-in capital	404,529	25,074	13,725
Accumulated other comprehensive income (loss)	13	(3)	(3)
Accumulated earnings (deficit)	321	(4,672)	(20,057)
Total stockholders' equity	404,873	36,249	9,082
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	605,068	238,188	148,559
Redeemable Convertible Preferred Stock [Member]
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock		87,981	87,981
Redeemable Convertible Preferred Stock [Member] | Series C [Member]
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock		12,700	12,700
Redeemable Convertible Preferred Stock [Member] | Series D [Member]
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock		75,281	75,281
Convertible Preferred Stock [Member] | Series A [Member]
STOCKHOLDERS' EQUITY:
Convertible preferred stock		5,884	5,451
Convertible Preferred Stock [Member] | Series B [Member]
STOCKHOLDERS' EQUITY:
Convertible preferred stock		9,962	9,962
Common Stock [Member]
STOCKHOLDERS' EQUITY:
Common stock		4	4
Common Stock [Member] | Class A And Class B [Member]
STOCKHOLDERS' EQUITY:
Common stock	$ 10